Dreyfus High Yield Municipal Bond Fund

Incorporated herein by reference is a supplement to the above-referenced fund’s Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2017 (SEC Accession No. 0000878092-17-000012).